SIDLEY AUSTIN LLP 787 SEVENTH AVENUE NEW YORK, NY 10019 +1 212 839 5300 +1 212 839 5599 FAX AMERICA • ASIA PACIFIC • EUROPE

June 30, 2021

VIA ELECTRONIC FILING

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	BlackRock Infrastructure Sustainable Opportunities Fund, a series of BlackRock FundsSM,

  Post-Effective Amendment No. 1075 to the Registration

  Statement on Form N-1A (File Nos. 33-26305 and 811-05742)

Ladies and Gentlemen:

On behalf of BlackRock FundsSM (the “Trust”), transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “Investment Company Act”), is Post-Effective Amendment No. 1075 to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”). The Registration Statement contains a Prospectus for Investor A and Institutional Shares of BlackRock Infrastructure Sustainable Opportunities Fund (the “Fund”), a new series of the Trust, a Prospectus for Class K Shares of the Fund, as well as a Statement of Additional Information relating to the Fund.

In Investment Company Act Release No. 13768 (February 15, 1984) (the “Release”), the Division of Investment Management announced review procedures for investment companies providing for expedited cursory or partial review of investment company registration statements, in the discretion of the staff, if certain conditions are met. The Release requests that information be furnished to the staff with respect to the extent that the filing contains disclosure information which is similar to information previously reviewed by the staff in other filings of the same complex.

In that regard, reference is made to Post-Effective Amendment No. 1053 to the Registration Statement on Form N-1A of the Trust on behalf of BlackRock Defensive Advantage U.S. Fund, BlackRock Defensive Advantage International Fund and BlackRock Defensive Advantage Emerging Markets Fund, which was filed on September 28, 2020 (the “Prior Filing”). While the Fund’s Prospectuses and Statement of Additional Information are filed on a stand-alone basis, the disclosure therein is substantively similar to the Prior Filing with respect to the following matters:

Investor A and Institutional Shares Prospectus:

•	Account Information

•	Distribution and Shareholder Servicing Payments

•	How to Buy, Sell, Exchange and Transfer Shares

•	Funds’ Rights

•	Participation in Fee-Based Programs

•	Short-Term Trading Policy

•	Management of the Funds

•	Conflicts of Interest

•	Valuation of Fund Investments

•	Financial Highlights

•	General Information

Class K Prospectus:

•	Account Information

•	How to Buy, Sell, Exchange and Transfer Shares

•	Funds’ Rights

•	Short-Term Trading Policy

•	Management of the Funds

•	Conflicts of Interest

•	Valuation of Fund Investments

•	Financial Highlights

•	General Information

Statement of Additional Information—Part II:

•	Management and Other Service Arrangements

•	Redemption of Shares

•	Shareholder Services

•	Pricing of Shares

•	Portfolio Transactions and Brokerage

•	Dividends and Taxes

•	Performance Data

•	Proxy Voting Policies and Procedures

•	General Information

•	Appendix B – Proxy Voting Policies

We would be pleased to provide you with any additional information you may require or with copies of the materials referred to above. We would appreciate any comments the Commission staff may have as soon as possible.

Please direct any communications relating to this filing to Jesse C. Kean at (212) 839-8615.

Very truly yours,

/s/ Jesse C. Kean
Jesse C. Kean

Enclosures

cc:	Janey Ahn

Jessica Herlihy

John A. MacKinnon

Toi K. Carrion